PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Security deposits	$2,855,811	$2,815,172
Others	641,877	513,017
Prepayments and other current assets	$3,497,688	$3,328,189